Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.	43,901	$ 18,460,809
		$ 18,460,809
Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	295,567	$ 31,395,127
		$ 31,395,127
Banks — 10.5%
Bank of America Corp.	977,635	$ 52,010,182
Huntington Bancshares, Inc.(1)	924,942	16,167,986
JPMorgan Chase & Co.	307,500	94,061,175
Wells Fargo & Co.	637,114	57,652,446
		$ 219,891,789
Biotechnology — 3.4%
AbbVie, Inc.	122,889	$ 27,405,476
Gilead Sciences, Inc.	184,335	26,166,353
Neurocrine Biosciences, Inc.(2)	135,278	18,405,925
		$ 71,977,754
Broadline Retail — 4.2%
Amazon.com, Inc.(1)(2)	316,231	$ 75,674,079
eBay, Inc.	147,274	13,434,334
		$ 89,108,413
Building Products — 1.6%
Johnson Controls International PLC	289,996	$ 34,584,923
		$ 34,584,923
Capital Markets — 4.8%
Cboe Global Markets, Inc.	47,864	$ 12,686,832
Charles Schwab Corp.	465,964	48,422,979
Goldman Sachs Group, Inc.(1)	17,599	16,462,281
S&P Global, Inc.	42,336	22,344,517
		$ 99,916,609
Chemicals — 1.6%
Linde PLC	74,698	$ 34,134,745
		$ 34,134,745
Security	Shares	Value
Communications Equipment — 2.2%
Cisco Systems, Inc.(1)	589,893	$ 46,200,420
		$ 46,200,420
Consumer Staples Distribution & Retail — 2.5%
BJ's Wholesale Club Holdings, Inc.(2)	221,744	$ 20,498,016
U.S. Foods Holding Corp.(1)(2)	371,352	31,052,454
		$ 51,550,470
Containers & Packaging — 2.2%
Avery Dennison Corp.	86,963	$ 16,132,506
Ball Corp.	533,170	30,321,378
		$ 46,453,884
Electric Utilities — 3.8%
Duke Energy Corp.	142,379	$ 17,277,691
Entergy Corp.	239,011	22,918,765
NextEra Energy, Inc.	286,172	25,154,519
NRG Energy, Inc.	93,219	14,228,016
		$ 79,578,991
Electrical Equipment — 1.7%
Emerson Electric Co.	242,327	$ 35,612,376
		$ 35,612,376
Energy Equipment & Services — 0.7%
SLB Ltd.	322,116	$ 15,583,972
		$ 15,583,972
Entertainment — 2.2%
Walt Disney Co.	411,518	$ 46,419,230
		$ 46,419,230
Food Products — 1.9%
Hershey Co.	153,697	$ 29,932,491
J.M. Smucker Co.	96,137	10,080,926
		$ 40,013,417
Ground Transportation — 2.2%
CSX Corp.	1,225,048	$ 46,257,812
		$ 46,257,812
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	309,562	$ 33,835,126

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(1)(2)	313,777	$ 29,347,563
Medline, Inc., Class A(2)	10,308	455,614
		$ 63,638,303
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp.	106,084	$ 33,416,460
		$ 33,416,460
Household Durables — 1.0%
Meritage Homes Corp.	313,395	$ 21,784,086
		$ 21,784,086
Industrial Conglomerates — 2.5%
3M Co.(1)	342,655	$ 52,481,040
		$ 52,481,040
Industrial REITs — 1.2%
First Industrial Realty Trust, Inc.	444,970	$ 25,821,609
		$ 25,821,609
Insurance — 6.2%
American International Group, Inc.(1)	575,575	$ 43,099,056
Arch Capital Group Ltd.	193,119	18,547,149
Reinsurance Group of America, Inc., Class A(1)	218,694	44,340,208
Ryan Specialty Holdings, Inc.(1)	482,027	23,272,264
		$ 129,258,677
Interactive Media & Services — 5.2%
Alphabet, Inc., Class C(1)	191,572	$ 64,852,869
Meta Platforms, Inc., Class A(1)	62,862	45,040,623
		$ 109,893,492
IT Services — 1.0%
Accenture PLC, Class A	77,080	$ 20,321,371
		$ 20,321,371
Life Sciences Tools & Services — 1.4%
Mettler-Toledo International, Inc.(2)	20,996	$ 28,832,547
		$ 28,832,547
Machinery — 2.4%
Ingersoll Rand, Inc.	234,391	$ 20,178,721
Westinghouse Air Brake Technologies Corp.	130,547	30,044,087
		$ 50,222,808
Security	Shares	Value
Metals & Mining — 1.7%
Alcoa Corp.	207,724	$ 11,800,800
Steel Dynamics, Inc.	135,447	24,322,218
		$ 36,123,018
Multi-Utilities — 1.4%
CMS Energy Corp.	133,457	$ 9,540,841
Sempra(1)	222,744	19,380,955
		$ 28,921,796
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	286,300	$ 50,646,470
EOG Resources, Inc.	130,124	14,590,804
EQT Corp.(1)	239,448	13,823,333
Williams Cos., Inc.(1)	502,754	33,815,234
		$ 112,875,841
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	618,021	$ 34,022,056
Merck & Co., Inc.	141,632	15,617,761
Zoetis, Inc.	164,438	20,525,151
		$ 70,164,968
Professional Services — 0.7%
Robert Half, Inc.	432,437	$ 14,966,645
		$ 14,966,645
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(1)(2)	78,252	$ 18,524,596
Intel Corp.(1)(2)	713,551	33,158,715
Micron Technology, Inc.	244,030	101,243,167
ON Semiconductor Corp.(1)(2)	199,597	11,953,864
		$ 164,880,342
Software — 1.3%
Salesforce, Inc.	124,294	$ 26,386,373
		$ 26,386,373
Specialty Retail — 2.6%
Lowe's Cos., Inc.	123,158	$ 32,890,575
Ross Stores, Inc.	115,701	21,826,994
		$ 54,717,569
Total Common Stocks (identified cost $1,415,887,776)		$2,051,847,686

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 21.1%
Security	Principal Amount (000's omitted)	Value
Banks — 13.2%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(3)(4)	$5,600	$ 5,684,963
9.375% to 3/19/29(3)(4)	4,400	4,935,814
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	3,020	3,262,174
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,572,689
7.625% to 1/10/28(3)(4)(5)	2,101	2,163,410
8.375% to 10/14/30(3)(4)(5)	2,300	2,482,632
8.375% to 5/20/31(3)(4)(5)	1,850	1,961,463
Banco Santander SA, 9.625% to 5/21/33(3)(4)	10,800	13,039,628
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	4,231	4,287,920
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	12,962	13,791,270
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(4)	13,805	14,791,767
Barclays PLC, 8.00% to 3/15/29(3)(4)	7,020	7,508,550
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(4)(5)	1,800	2,002,162
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	2,362	2,204,906
7.75% to 8/16/29(3)(4)(5)	4,890	5,196,569
8.00% to 3/1/31(3)(4)(5)	3,400	3,714,843
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	9,445	9,819,296
Citigroup, Inc.:
6.625% to 2/15/31(3)(4)	4,865	4,955,606
6.875% to 8/15/30(3)(4)	2,425	2,478,947
6.95% to 2/15/30(3)(4)	7,370	7,596,171
CoBank ACB, 7.25% to 7/1/29(3)(4)	4,720	4,847,803
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	5,268	5,523,614
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	7,374	7,501,371
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	8,830	9,598,926
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	15,209	15,203,382
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	3,000	3,004,621
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	1,477	1,374,009
8.125% to 11/10/33(3)(4)	5,500	6,219,098
Nordea Bank Abp, 6.75% to 11/10/33(3)(4)(5)	6,575	6,758,462
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	5,000	5,035,115
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(4)	$2,450	$ 2,439,197
7.50% to 5/2/29, 5/2/84(4)	9,140	9,628,889
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	11,123	10,821,484
10.00% to 11/14/28(3)(4)(5)	2,200	2,449,638
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	4,440	4,218,925
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	4,700	4,926,775
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	7,340	7,585,413
Svenska Handelsbanken AB, 4.75% to 3/1/31(3)(4)(6)	2,400	2,297,855
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	9,200	9,963,600
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	15,035	15,760,048
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	5,618	5,657,736
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,369,633
4.875% to 2/12/27(3)(4)(5)	5,500	5,482,747
6.85% to 9/10/29(3)(4)(5)	3,150	3,218,758
9.25% to 11/13/33(3)(4)(5)	4,480	5,241,845
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(5)	2,690	2,885,763
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	2,102	2,100,743
		$ 277,566,230
Capital Markets — 0.6%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$13,900	$ 13,049,185
		$ 13,049,185
Construction Materials — 0.2%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$4,493	$ 4,716,527
		$ 4,716,527
Diversified Financial Services — 1.2%
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	$12,855	$ 12,710,124
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(4)	2,425	2,410,043
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	2,007	1,992,248
Series W, 7.50% to 2/10/29(3)(4)	4,975	5,266,350
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(4)	2,500	2,623,000
Unifin Financiera SAB de CV:
7.375%, 2/12/26(5)(7)(8)	2,410	0

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Unifin Financiera SAB de CV: (continued)
7.375%, 2/12/26(5)(7)(8)	$2,410	$ 0
		$ 25,001,765
Electric Utilities — 1.2%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(4)	$2,375	$ 2,375,983
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(4)	1,750	1,769,580
Series C, 4.35% to 1/15/27(3)(4)	1,933	1,920,139
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(4)	4,770	4,992,847
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	5,475	5,515,000
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(4)	4,731	4,888,505
Sempra, 4.125% to 1/1/27, 4/1/52(4)	3,475	3,445,141
		$ 24,907,195
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$2,929	$ 2,912,744
		$ 2,912,744
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(3)(5)	$11,397	$ 11,439,206
		$ 11,439,206
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$5,554	$ 5,517,185
		$ 5,517,185
Insurance — 2.1%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(4)	$950	$ 960,113
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(4)	5,650	5,650,453
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(4)	7,189	7,576,243
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(5)	9,313	9,633,544
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	14,636	14,488,026
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(4)(5)	4,450	4,764,081
		$ 43,072,460
Security	Principal Amount (000's omitted)	Value
Oil and Gas — 0.3%
BP Capital Markets PLC, 6.125% to 3/18/35(3)(4)	$7,025	$ 7,229,940
		$ 7,229,940
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$11,320	$ 12,134,440
		$ 12,134,440
Telecommunications — 0.8%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(4)	$6,875	$ 7,127,471
TELUS Corp., 6.375% to 3/9/31, 6/9/56(4)	9,740	9,844,169
		$ 16,971,640
Total Corporate Bonds (identified cost $429,752,189)		$ 444,518,517

Preferred Stocks — 1.7%
Security	Shares	Value
Banks — 0.2%
Citigroup, Inc., Series II, 6.25%(2)(9)	100,000	$ 2,509,000
Citizens Financial Group, Inc., Series H, 7.375%	32,614	856,118
KeyCorp, Series H, 6.20% to 12/15/27(4)	61,150	1,548,318
		$ 4,913,436
Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 4,910,293
		$ 4,910,293
Electric Utilities — 0.4%
Brookfield BRP Holdings Canada, Inc.:
4.625%	247,187	$ 3,764,658
7.25%	193,316	4,769,106
		$ 8,533,764
Insurance — 0.6%
American National Group, Inc., 7.375%	181,500	$ 4,548,390
Aspen Insurance Holdings Ltd., 7.00%	290,200	7,159,234
		$ 11,707,624

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.25%	233,396	$ 5,869,909
		$ 5,869,909
Total Preferred Stocks (identified cost $39,557,171)		$ 35,935,026

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(7)	$2,474,373	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(10)	16,918,432	$ 16,918,432
Total Short-Term Investments (identified cost $16,918,432)		$ 16,918,432
Total Investments — 121.2%(11) (identified cost $1,902,115,568)		$2,549,219,661
Other Assets, Less Liabilities — (21.2)%		$ (446,195,047)
Net Assets — 100.0%		$2,103,024,614
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2026 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2026 was $417,027,044 and the total market value of the collateral received by State Street Bank and Trust Company was $429,058,197 comprised of cash.
(2)	Non-income producing security.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $127,759,611 or 6.1% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $21,860,381 or 1.0% of the Fund's net assets.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	When-issued security.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	89.3%	$2,277,051,321
Canada	4.6	117,312,539
France	0.9	24,387,440
Spain	0.9	23,660,405
United Kingdom	0.8	19,320,582
Mexico	0.7	17,898,883
Switzerland	0.6	15,312,983
Japan	0.5	12,349,494
Sweden	0.5	12,261,455
Netherlands	0.4	9,598,926
Bermuda	0.3	7,159,234
Finland	0.3	6,758,462
Chile	0.1	3,262,174
Italy	0.1	2,885,763
Total Investments	100.0%	$2,549,219,661
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at January 31, 2026.
Affiliated Investments
At January 31, 2026, the value of the Fund's investments in funds that may be deemed to be affiliated was $16,918,432, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,328,365	$169,234,326	$(163,644,259)	$ —	$ —	$16,918,432	$243,681	16,918,432
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3**	Total
Common Stocks	$2,051,847,686*	$ —	$ —	$2,051,847,686
Corporate Bonds	—	444,518,517	0	444,518,517
Preferred Stocks:
Communication Services	5,869,909	—	—	5,869,909
Financials	21,531,353	—	—	21,531,353
Utilities	8,533,764	—	—	8,533,764
Total Preferred Stocks	$ 35,935,026	$ —	$ —	$ 35,935,026
Miscellaneous	$ —	$ —	$0	$ 0
Short-Term Investments	16,918,432	—	—	16,918,432
Total Investments	$2,104,701,144	$444,518,517	$0	$2,549,219,661
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.